UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2016 to April 30, 2016

Commission File Number of issuing entity: 333-188672-06

Central Index Key Number of issuing entity: 0001634121

TOYOTA AUTO RECEIVABLES 2015-A OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Katherine Adkins, Esq., (310) 468-3401

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7113065

(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California 90501

(Address of principal executive offices of the issuing entity) (Zip Code)

(310) 468-7333

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2015-A Owner Trust for the distribution period commencing on April 1, 2016 and ending on April 30, 2016 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The following five paragraphs are disclosures received from Deutsche Bank Trust Company Americas (“DBTCA”), which serves as the indenture trustee under the indenture for the Toyota Auto Receivables 2015-A Owner Trust transaction.

DBTCA and Deutsche Bank National Trust Company (“DBNTC”) have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage backed securities (“RMBS”) trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others (collectively, “Blackrock Plaintiffs”), filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (the “TIA”), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Blackrock Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss and, on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by pooling and servicing agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, Blackrock Plaintiffs filed an amended complaint in federal court. In the amended complaint, Blackrock Plaintiffs assert claims in connection with 62 trusts governed by indentures. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to the amended complaint. Discovery is ongoing.

On March 25, 2016, BlackRock Plaintiffs filed a state court action in the Superior Court of California, Orange County that involves 513 trusts governed by pooling and servicing agreements, alleging three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Blackrock Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 513 trusts. The complaint currently names only DBTCA as a defendant, even though DBTCA is the trustee for only one of the 513 trusts. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $85.1 billion, but the complaint does not include a demand for money damages in a sum certain. DBTCA has not yet been served with the complaint. Discovery has not yet commenced.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a Summons With Notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. It appears that IKB may assert claims for violation of the TIA, violation of New York’s Streit Act, breach of contract, fraud, fraudulent and negligent misrepresentation, breach of fiduciary duty, negligence, and unjust enrichment. IKB appears to allege that DBNTC and DBTCA are liable for over U.S. $274 million of damages. DBNTC and DBTCA accepted service of the summons with notice. IKB must file a complaint by May 27, 2016. Discovery has not yet commenced.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the four immediately preceding paragraphs) that would materially affect its ability to perform its duties as indenture trustee under the indenture for the Toyota Auto Receivables 2015-A Owner Trust transaction.

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2015-A Owner Trust for the distribution period commencing on April 1, 2016 and ending on April 30, 2016. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 11, 2016 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2015-A Owner Trust.

Item 10.	Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on April 1, 2016 and ending on April 30, 2016.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2015-A Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(not in its individual capacity, but solely as Servicer on behalf of the Issuing entity)

Date: May 26, 2016		/s/ Chris Ballinger
Chris Ballinger
Senior Vice President and
Chief Financial Officer